RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
RELATED PARTIES
RELATED PARTIES
In the normal course of operations, the partnership enters into transactions with related parties. These transactions are recognized in the consolidated financial statements. These transactions have been measured at exchange value and are recognized in the consolidated financial statements. The immediate parent of the partnership is the BPY General Partner. The ultimate parent of the partnership is Brookfield Asset Management. Other related parties of the partnership include the partnership’s and Brookfield Asset Management’s subsidiaries and operating entities, certain joint ventures and associates accounted for under the equity method, as well as officers of such entities and their spouses.

The partnership has a management agreement with its service providers, wholly-owned subsidiaries of Brookfield Asset Management. Pursuant to a Master Services Agreement, the partnership pays a base management fee (“base management fee”), to the service providers equal to 0.5% of the total capitalization of the partnership, subject to an annual minimum of $50 million, plus annual inflation adjustments. The calculation of the equity enhancement distribution is reduced by the amount by which the base management fee is greater than $50 million per annum, plus annual inflation adjustments, to maintain a fee level in aggregate that would be the same as prior to the amendment. In connection with the GGP acquisition, the Master Services Agreement was amended so that the base management fee took into account any management fee payable by BPR under its master services agreement with Brookfield Asset Management and certain of its subsidiaries.

The base management fee for the year ended December 31, 2019 was $107 million (2018 - $83 million, 2017 - $104 million). The equity enhancement distribution for the year ended December 31, 2019 was $26 million (2018 - $1 million, 2017 - $26 million).

In connection with the issuance of Preferred Equity Units to the Class A Preferred Unitholder in 2014, Brookfield Asset Management contingently agreed to acquire the seven-year and ten-year tranches of Preferred Equity Units from the Class A Preferred Unitholder for the initial issuance price plus accrued and unpaid distributions and to exchange such units for Preferred Equity Units with terms and conditions substantially similar to the twelve-year tranche to the extent that the market price of the LP Units is less than 80% of the exchange price at maturity.

The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Balances outstanding with related parties:
Participating loan interests	$—	$268
Net (payables)/receivables within equity accounted investments	(81)	(26)
Loans and notes receivable(1)	102	54
Receivables and other assets	17	50
Deposit and promissory note from Brookfield Asset Management(2)	—	(733)
Property-specific obligations(3)	—	(231)
Loans and notes payable and other liabilities	(196)	(50)
Capital securities held by Brookfield Asset Management(4)	—	(420)
Preferred shares held by Brookfield Asset Management	(15)	(15)

(1)
At December 31, 2019, includes nil (December 31, 2018 - $54 million) receivable from Brookfield Asset Management upon the earlier of the partnership’s exercise of its option to convert its participating loan interests into direct ownership of the Australian portfolio or the maturity of the participating loan interests.

(2)	The deposit and promissory note from Brookfield Asset Management were repaid during the year ended December 31, 2019.

(3)	The partnership exercised its option to acquire properties in Australia from Brookfield Asset Management during the year, therefore the property-specific obligations are now consolidated.

(4)	In 2019, approximately $420 million of the Brookfield BPY Holdings Inc. Class B Junior Preferred Shares, held by Brookfield Asset Management, were redeemed.

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
Transactions with related parties:
Commercial property revenue(1)	$26	$22	$19
Management fee income	35	5	6
Participating loan interests (including fair value gains, net)(2)	50	53	86
Interest expense on debt obligations	48	44	29
Interest on capital securities held by Brookfield Asset Management	8	64	83
General and administrative expense(2)	198	192	204
Construction costs(3)	411	397	295
Incentive Fees(4)	104	—	—

(1)	Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.

(2)
Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, and administrative services.

(3)	Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.

(4)	Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.

During the fourth quarter of 2019, the partnership converted its economic interest, through its participating loan agreements, in a portfolio of properties in Australia owned by Brookfield Asset Management into direct ownership interests

During the third and fourth quarters of 2019, the partnership sold partial interest in two multifamily developments in Brooklyn, NY and a retail development in Connecticut into the Brookfield Opportunity Zone fund (“BOZ fund”). Upon the final close of BOZ fund in the fourth quarter of 2019, the partnership’s interests in these development assets were diluted, which resulted in the deconsolidation of the assets and accounting for them as a financial asset.

During the first quarter of 2018, the partnership along with BPREP acquired a 25% and 75% interest, respectively, in 333 West 34th Street, an office building in New York for $255 million.

During the third quarter of 2018, the partnership sold 27.5% of its interest in a portfolio of operating and development assets in New York. The partnership retains control over and continues to consolidate these assets after the sale. The interest was sold to Brookfield Asset Management for consideration of approximately $1.4 billion.

During the fourth quarter of 2018, the partnership launched Brookfield Premier Real Estate Partners Pooling LLC Australia (“BPREP Australia”), an open-ended fund. The partnership contributed interests in Jessie Street, 52 Goulburn Street and 680 George Street in Sydney and 235 St Georges Terrace in Perth to BPREP Australia. The partnership’s interest in BPREP Australia is 39%, with the remaining interest of 61% held by external investors. The partnership continues to consolidate the properties contributed to BPREP Australia, except for 680 George Street, which it continues to account for under the equity method.